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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon

235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period: July 1, 2019 - June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Fund Name: AXS Multi-Strategy Alternatives Fund

Registrant: Investment Managers Series Trust II

Investment Company Act file number: 811-22894

Reporting Period: July 1, 2019 - June 30, 2020

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c) CUSIP	(d) Shareholder Meeting Date		(f) Proposal Type	(g)Voted	(h) Vote Cast	(i) For/Against Management
Company Name	Ticker		Meeting Date	Description	Proposal Source	Vote Date	How We Voted	For/ Against Mgmt
Capri Holdings Limited	CPRI	G1890L107	08/01/19	Election of Directors	Issuer	07/01/19	For	For
				Ratify the appointment of Ernst & Young LLP as the Co Ind Reg Pub Acct Firm for the ye 032820			For	For
				Executive Compensation			For	For
				To approve on a non-binding adv basis the freq of future adv votes on exec compensation			1 Year	1 Year
Ralph Lauren Corporation	RL	751212101	08/01/19	Election of Directors	Issuer	07/01/19	For	For
				Rat for the appt of Ernst & Young LLP as and reg pub acct firm for the ye 032820			For	For
				Approval of the comp of our named exec officers and our comp philosophy, policies and practices as described in the accompanying Proxy Statement			For	For
				Approval of the 2019 Long-Term Stock Incentive Plan			For	For
Carvel Corporation	CRVL	221006109	08/08/19	Election of Directors	Issuer	07/16/19	For	For
				To ratify the appt of Haskell & White LLP as and reg pub acct firm for ye 033120			For	For
				Proposal req the issuance of a public report detailing the potential risks associated with omitting "sexual orientation" and "Gender identity" from our equal emp opportunity policy	Stockholder		Abstain	Against
				Transact such other business as may properly come before the Annual Meeting or any adjournment or postponement thereof			Abstain	Against
Take Two Interactive Software, Inc.	TTWO	874054109	09/18/19	Election of Directors	Issuer	08/16/19	For	For
				Executive Compensation			For	For
				Ratification of the appt of Ernst & Young LLP as our And Reg Pub Acct firm for the fiscal ye 033120			For	For
NETAPP, Inc.	NTAP	64110D104	09/18/19	Election of Directors	Issuer	08/20/19	For	For
				To approve Amendments to NetApps Amended and Restated 1999 Stock Option Plan to increase the share reserve by an addl 4M shares of commons stock and to approve a new 10-year term for the 1999 Stock Option Plan			For	For
				To approve an amend to NetApps EESPP to increase the share reserve by an addl 2M shares of common stock			For	For
				Executive Compensation			For	For
				To ratify the appt of Deloitte & Touche LLP as ind reg pub acct firm for the fiscal ye 042420			For	For
The Proctor & Gamble Company	PG	742718109	10/08/19	Election of Directors	Issuer	09/17/19	For	For
				Ratify Appt of the Ind Reg Pub Acct Firm			For	For
				Executive Compensation			For	For
				Approval of the Procter & Gamble 2019 Stock and Incentive Comp Plan			For	For
United Technologies Corporation	UTX	913017109	10/11/19	Approve the issuance of UTC common stock, par value $1 per share, to Raytheon stockholders in connection with the merger contemplated by the Agmt and Plan of Merger, dated as of 6/9/19 by and among UTCLMSC and Raytheon Company	Issuer	09/17/19	For	For
				Approve the adjournment of the UTC special mtg to a later date or dates, if necessary or appropriate, to solicit addl proxies in the event that there are not sufficient votes at the time of the UTC special meeting to approve the UTC share proposal			For	For
GMS, INC	GMS	36251C103	10/30/19	Election of Directors	Issuer	09/30/19	For	For
				Rat of appt of Ernst & Young LLP as ind reg acct firm for the fiscal ye 043020			For	For
				Executive Compensation			For	For
John B. Sanfilippo & Son, Inc.	JBSS	800422107	10/30/19	Election of Directors	Issuer	10/07/19	For	For
				Ratification of the Audit Committee's appt of PricewaterhouseCoopers as Ind Reg Pub Acct Firm for the 2020 Fiscal Year			For	For
				Executive Compensation			For	For
Cintas Corporation	CTA S	172908105	10/29/19	Election of Directors	Issuer	10/18/19	For	For
				Executive Compensation			For	For
				To ratify Ernst & Young as ind reg pub acct firm for fiscal yr 2020			For	For
				Proposal req the Co provide an annual report on political contributions, if properly present at the meeting	Shareholder		Abstain	Against
Cisco Systems, Inc.	CSCO	N/A	12/10/19	Election of Directors	Issuer	11/18/19	For	For
				Executive Compensation			For	For
				Ratification of PricewaterhouseCoopers, LLP as Cisco's ind reg pub acct firm for fiscal 2020			For	For
				Approval to have Cisco's Board adopt a policy to have an ind Board Chairman	Shareholder		Abstain	Against

*The following proxies were not voted due to a procedural error by a service provider.

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c) CUSIP	(d) Shareholder Meeting Date		(f) Proposal Type	(g)Voted	(h) Vote Cast	(i) For/Against Management
Walgreens Boots Alliance, Inc.	WBA	931427108	Jan 30, 2020	Director Elections	Management	For	*Not Voted	*Not Voted
				Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for fiscal year 2020.	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation,	Management	For	*Not Voted	*Not Voted
				Stockholder proposal requesting an independent Board Chairman.	Shareholder	Against	*Not Voted	*Not Voted
				Stockholder proposal regarding the ownership threshold for calling special meetings of stockholders.	Shareholder	Against	*Not Voted	*Not Voted

Sanderson Farms Inc.	SAFM	800013104	Feb 13, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Proposal to ratify the appointment of Ernst & Young LLP as the Company's independent auditors for the fiscal year ending October 31, 2020	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				Proposal to request that the Board of Directors report annually on water resource risks and related metrics.	Management	Against	*Not Voted	*Not Voted
				Proposal to request that the Board of Directors report on the Company's human rights due diligence process.	Management	Against	*Not Voted	*Not Voted
							*Not Voted	*Not Voted

Apple, Inc.	AAPL	037833100	Feb 26, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Ratification of the appointment of Ernst & Young LLP as Apple's independent registered public accounting firm for 2020	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				A shareholder proposal entitled "Shareholder Proxy Access Amendments"	Shareholder	Against	*Not Voted	*Not Voted
				A shareholder proposal relating to sustainability and executive compensation	Shareholder	Against	*Not Voted	*Not Voted
				A shareholder proposal relating to policies on freedom of expression	Shareholder	Against	*Not Voted	*Not Voted

Adobe Systems, Inc	ADBE	00724F101	Apr 9, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				Ratify the appointment of KPMG LLP as our independent registered public accounting firm for our fiscal year ending on November 27, 2020.	Management	For	*Not Voted	*Not Voted
				Approve the 2020 Employee Stock Purchase Plan, which amends and restates the 1997 Employee Stock Purchase Plan.	Management	For	*Not Voted	*Not Voted
				Consider and vote upon one stockholder proposal.	Shareholder	Against	*Not Voted	*Not Voted

Pfizer, Inc.	PFE	717081103	Apr 23, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				Ratify the selection of KPMG LLP as independent registered public accounting firm for 2020	Management	For	*Not Voted	*Not Voted
				Shareholder proposal regarding right to act by written consent	Shareholder	Against	*Not Voted	*Not Voted
				Shareholder proposal regarding enhancing proxy access	Shareholder	Against	*Not Voted	*Not Voted
				Shareholder proposal regarding report on lobbying activities	Shareholder	Against	*Not Voted	*Not Voted
				Shareholder proposal regarding independent chair policy	Shareholder	Against	*Not Voted	*Not Voted
				Shareholder proposal regarding gender pay gap	Shareholder	Against	*Not Voted	*Not Voted

United Technologies Corp.	UTX	913017109	Apr 27, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				Appoint PricewaterhouseCoopers LLP to Serve as Independent Auditor for 2020.	Management	For	*Not Voted	*Not Voted
				Shareowner Proposal regarding a Simple Majority Vote Requirement.	Shareholder	Abstain	*Not Voted	*Not Voted
				Shareowner Proposal to Create a Committee to Prepare a Report regarding the Impact of Plant Closure on Communities and Alternatives to Help Mitigate the Effects.	Shareholder	Against	*Not Voted	*Not Voted

International Business Machines Corp.	IBM	459200101	Apr 28, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				Ratification of Appointment of Independent Registered Public Accounting Firm.	Management	For	*Not Voted	*Not Voted
				Stockholder Proposal on Shareholder Right to Remove Directors.	Shareholder	Against	*Not Voted	*Not Voted
				Stockholder Proposal on the Right to Act by Written Consent.	Shareholder	Against	*Not Voted	*Not Voted
				Stockholder Proposal to Have an Independent Board Chairman.	Shareholder	Against	*Not Voted	*Not Voted

Goldman Sachs Group, Inc.	GS	38141G104	Apr 30, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				Ratification of PricewaterhouseCoopers LLP as our Independent Registered Public Accounting Firm for 2020.	Management	For	*Not Voted	*Not Voted
				Shareholder Proposal Regarding Right to Act by Written Consent.	Shareholder	Against	*Not Voted	*Not Voted
				Shareholder Proposal Regarding Board Oversight of the "Statement on the Purpose of a Corporation".	Shareholder	Against	*Not Voted	*Not Voted

				Information about Proposal	Proposal Type	Managements recommendation (for or against).
j2 Global, Inc	JCOM	48123V102	May 7, 2020	Director Elections	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				To ratify the appointment of BDO USA, LLP to serve as J2 Global's independent auditors for fiscal 2020.	Management	For	*Not Voted	*Not Voted

Verizon Communications, Inc.	VZ	92343V104	May 7, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				Ratification of Appointment of Independent Registered Public Accounting Firm	Management	For	*Not Voted	*Not Voted
				Nonqualified Savings Plan Earnings	Management	Against	*Not Voted	*Not Voted
				Special Shareholder Meetings	Shareholder	Against	*Not Voted	*Not Voted
				Lobbying Activities Report	Management	Against	*Not Voted	*Not Voted
				User Privacy Metric	Management	Against	*Not Voted	*Not Voted
				Amend Severance Approval Policy	Management	Against	*Not Voted	*Not Voted

Alleghany Corp.	Y	017175100	May 8, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				Ratification of Independent Registered Public Accounting Firm: Ratification of selection of Ernst & Young LLP as Alleghany Corporation's independent registered public accounting firm for fiscal 2020.	Management	For	*Not Voted	*Not Voted

Franklin Electric Co., Inc.	FELE	353514102	May 8, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				Ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the 2020 fiscal year.	Management	For	*Not Voted	*Not Voted

AAON, Inc.	AAON	000360206	May 12, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				Proposal to ratify Grant Thornton LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2020.	Management	For	*Not Voted	*Not Voted
				Proposal to amend the Company's 2016 Incentive Plan to authorize an additional 2,500,000 shares for issuance thereunder	Management	For	*Not Voted	*Not Voted

Enova International Inc	ENVA	29357K103	May 12, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the Company's fiscal year ending December 31, 2020.	Management	For	*Not Voted	*Not Voted

Verisk Analytics, Inc.	VRSK	92345Y106	May 20, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				To ratify the appointment of Deloitte & Touche LLP as our independent auditor for the 2020 fiscal year.	Management	For	*Not Voted	*Not Voted

McDonald's Corp.	MCD	580135101	May 21, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				Advisory vote to approve the appointment of Ernst & Young LLP as independent auditor for 2020.	Management	For	*Not Voted	*Not Voted
				Vote to approve the Company's Amended and Restated 2012 Omnibus Stock Ownership Plan.	Management	For	*Not Voted	*Not Voted
				Advisory vote on a shareholder proposal requesting to change the thresholds to call special shareholder meetings, if properly presented.	Shareholder	Against	*Not Voted	*Not Voted
				Advisory vote on a shareholder proposal requesting the Board issue a report on sugar and public health, if properly presented.	Shareholder	Against	*Not Voted	*Not Voted

Merck & Co., Inc.	MRK	58933Y105	May 26, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				Ratification of the appointment of the Company's independent registered public accounting firm for 2020.	Management	For	*Not Voted	*Not Voted
				Shareholder proposal concerning shareholder right to act by written consent.	Shareholder	Against	*Not Voted	*Not Voted
				Shareholder proposal regarding allocation of corporate tax savings.	Shareholder	Against	*Not Voted	*Not Voted

Dollar General Corp	DG	256677105	May 27, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				To ratify the appointment of Ernst & Young LLP as Dollar General Corporation's independent registered public accounting firm for fiscal 2020.	Management	For	*Not Voted	*Not Voted
				To approve amendments to the amended and restated charter, as amended, of Dollar General Corporation to replace supermajority voting requirements with a majority voting requirement as described in the proxy statement.	Management	For	*Not Voted	*Not Voted
				To approve an amendment to the amended and restated bylaws of Dollar General Corporation to replace the supermajority voting requirement with a majority voting requirement as described in the proxy statement.	Management	For	*Not Voted	*Not Voted

Amazon.com, Inc.	AMZN	023135106	May 27, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS	Management	For	*Not Voted	*Not Voted
				APPROVAL OF AMENDMENT TO RESTATED CERTIFICATE OF INCORPORATION TO LOWER STOCK OWNERSHIP THRESHOLD FOR SHAREHOLDERS TO REQUEST A SPECIAL MEETING	Management	For	*Not Voted	*Not Voted
				SHAREHOLDER PROPOSAL REQUESTING A REPORT ON EFFECTS OF FOOD WASTE	Shareholder	Against	*Not Voted	*Not Voted
				SHAREHOLDER PROPOSAL REQUESTING A REPORT ON CUSTOMER USE OF CERTAIN TECHNOLOGIES	Shareholder	Against	*Not Voted	*Not Voted
				SHAREHOLDER PROPOSAL REQUESTING A REPORT ON POTENTIAL CUSTOMER MISUSE OF CERTAIN TECHNOLOGIES	Shareholder	Against	*Not Voted	*Not Voted
				SHAREHOLDER PROPOSAL REQUESTING A REPORT ON EFFORTS TO RESTRICT CERTAIN PRODUCTS	Shareholder	Against	*Not Voted	*Not Voted
				SHAREHOLDER PROPOSAL REQUESTING A MANDATORY INDEPENDENT BOARD CHAIR POLICY	Shareholder	Against	*Not Voted	*Not Voted
				SHAREHOLDER PROPOSAL REQUESTING AN ALTERNATIVE REPORT ON GENDER/RACIAL PAY	Shareholder	Against	*Not Voted	*Not Voted
				SHAREHOLDER PROPOSAL REQUESTING A REPORT ON CERTAIN COMMUNITY IMPACTS	Shareholder	Against	*Not Voted	*Not Voted
				SHAREHOLDER PROPOSAL REQUESTING A REPORT ON VIEWPOINT DISCRIMINATION	Shareholder	Against	*Not Voted	*Not Voted
				SHAREHOLDER PROPOSAL REQUESTING A REPORT ON PROMOTION DATA	Shareholder	Against	*Not Voted	*Not Voted
				SHAREHOLDER PROPOSAL REQUESTING AN ADDITIONAL REDUCTION IN THRESHOLD FOR CALLING SPECIAL SHAREHOLDER MEETINGS	Shareholder	Against	*Not Voted	*Not Voted
				SHAREHOLDER PROPOSAL REQUESTING A SPECIFIC SUPPLY CHAIN REPORT FORMAT	Shareholder	Against	*Not Voted	*Not Voted
				SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL REPORTING ON LOBBYING	Shareholder	Against	*Not Voted	*Not Voted

Walmart, Inc.	WMT	931142103	Jun 3, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				Ratification of Ernst & Young LLP as Independent Accountants	Management	For	*Not Voted	*Not Voted
				Approval of the Amendment to the ASDA Sharesave Plan 2000	Management	For	*Not Voted	*Not Voted
				Report on Impacts of Single-Use Plastic Bags	Shareholder	Against	*Not Voted	*Not Voted
				Report on Supplier Antibiotics Use Standards	Shareholder	Against	*Not Voted	*Not Voted
				Policy to Include Hourly Associates as Director Candidates	Shareholder	Against	*Not Voted	*Not Voted
				Report on Impacts of Single-Use Plastic Bags	Shareholder	Against	*Not Voted	*Not Voted

Netflix, Inc.	NFLX	64110L106	Jun 4, 2020	Information about Proposal	Proposal Type	Managements recommendation (for or against).
				Director Elections	Management	For	*Not Voted	*Not Voted
				Executive Officer Compensation	Management	For	*Not Voted	*Not Voted
				To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the year ending December 31, 2020.	Management	For	*Not Voted	*Not Voted
				Approval of the Netflix, Inc. 2020 Stock Plan	Management	For	*Not Voted	*Not Voted
				Stockholder proposal regarding political disclosures, if properly presented at the meeting.	Shareholder	Against	*Not Voted	*Not Voted
				Stockholder proposal for simple majority vote, if properly presented at the meeting.	Shareholder	Against	*Not Voted	*Not Voted
				Stockholder proposal for EEO policy risk report, if properly presented at the meeting.	Shareholder	Against	*Not Voted	*Not Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President

Date	1/28/2021

*	Print the name and title of each signing officer under his or her signature.